Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans And Allowance For Credit Losses Tables [Abstract]
Loans and Allowance for Credit Losses, Loans Outstanding

	December 31,
(in millions)	2012	2011	2010	2009	2008
Commercial:
Commercial and industrial	$187,759	167,216	151,284	158,352	202,469
Real estate mortgage	106,340	105,975	99,435	97,527	94,923
Real estate construction	16,904	19,382	25,333	36,978	42,861
Lease financing	12,424	13,117	13,094	14,210	15,829
Foreign (1)	37,771	39,760	32,912	29,398	33,882
Total commercial	361,198	345,450	322,058	336,465	389,964
Consumer:
Real estate 1-4 family first mortgage	249,900	228,894	230,235	229,536	247,894
Real estate 1-4 family junior lien mortgage	75,465	85,991	96,149	103,708	110,164
Credit card	24,640	22,836	22,260	24,003	23,555
Other revolving credit and installment	88,371	86,460	86,565	89,058	93,253
Total consumer	438,376	424,181	435,209	446,305	474,866
Total loans	$799,574	769,631	757,267	782,770	864,830

  Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign if the borrower's primary address is outside of the United States.

Loans and Allowance for Credit Losses, Significant Activity

	Year ended December 31,
	2012			2011
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases (1)	$12,280	167	12,447	7,078	284	7,362
Sales	(5,840)	(840)	(6,680)	(4,705)	(1,018)	(5,723)
Transfers to MHFS/LHFS (1)	(84)	(21)	(105)	(164)	(75)	(239)

  The “Purchases” and “Transfers to MHFS/LHFS" categories exclude activity in government insured/guaranteed loans. As servicer, we are able to buy delinquent insured/guaranteed loans out of the Government National Mortgage Association (GNMA) pools. These loans have different risk characteristics from the rest of our consumer portfolio, whereby this activity does not impact the allowance for loan losses in the same manner because the loans are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). On a net basis, such purchases net of transfers to MHFS were $9.8 billion and $10.4 billion for the year ended December 31, 2012 and 2011, respectively.

Loans and Allowance for Credit Losses, Commitments to Lend

	December 31,
(in millions)	2012	2011
Commercial:
Commercial and industrial	$215,626	201,061
Real estate mortgage	6,165	5,419
Real estate construction	9,109	7,347
Foreign	8,423	6,083
Total commercial	239,323	219,910
Consumer:
Real estate 1-4 family first mortgage	42,657	37,185
Real estate 1-4 family
junior lien mortgage	50,934	55,207
Credit card	70,960	65,111
Other revolving credit and installment	19,791	17,617
Total consumer	184,342	175,120
Total unfunded
credit commitments	$423,665	395,030

Loans and Allowance for Credit Losses, Allowance for Credit Losses

	Year ended December 31,
(in millions)	2012	2011	2010	2009	2008
Balance, beginning of year	$19,668	23,463	25,031	21,711	5,518
Provision for credit losses	7,217	7,899	15,753	21,668	15,979
Interest income on certain impaired loans (1)	(315)	(332)	(266)	-	-
Loan charge-offs:
Commercial:
Commercial and industrial	(1,306)	(1,598)	(2,775)	(3,365)	(1,653)
Real estate mortgage	(382)	(636)	(1,151)	(670)	(29)
Real estate construction	(191)	(351)	(1,189)	(1,063)	(178)
Lease financing	(24)	(38)	(120)	(229)	(65)
Foreign	(111)	(173)	(198)	(237)	(245)
Total commercial	(2,014)	(2,796)	(5,433)	(5,564)	(2,170)
Consumer:
Real estate 1-4 family first mortgage	(3,013)	(3,883)	(4,900)	(3,318)	(540)
Real estate 1-4 family junior lien mortgage	(3,437)	(3,763)	(4,934)	(4,812)	(2,204)
Credit card	(1,101)	(1,449)	(2,396)	(2,708)	(1,563)
Other revolving credit and installment	(1,408)	(1,724)	(2,437)	(3,423)	(2,300)
Total consumer (2)	(8,959)	(10,819)	(14,667)	(14,261)	(6,607)
Total loan charge-offs	(10,973)	(13,615)	(20,100)	(19,825)	(8,777)
Loan recoveries:
Commercial:
Commercial and industrial	461	419	427	254	114
Real estate mortgage	163	143	68	33	5
Real estate construction	124	146	110	16	3
Lease financing	19	24	20	20	13
Foreign	32	45	53	40	49
Total commercial	799	777	678	363	184
Consumer:
Real estate 1-4 family first mortgage	157	405	522	185	37
Real estate 1-4 family junior lien mortgage	259	218	211	174	89
Credit card	185	251	218	180	147
Other revolving credit and installment	539	665	718	755	481
Total consumer	1,140	1,539	1,669	1,294	754
Total loan recoveries	1,939	2,316	2,347	1,657	938
Net loan charge-offs (3)	(9,034)	(11,299)	(17,753)	(18,168)	(7,839)
Allowances related to business combinations/other (4)	(59)	(63)	698	(180)	8,053
Balance, end of year	$17,477	19,668	23,463	25,031	21,711
Components:
Allowance for loan losses	$17,060	19,372	23,022	24,516	21,013
Allowance for unfunded credit commitments	417	296	441	515	698
Allowance for credit losses (5)	$17,477	19,668	23,463	25,031	21,711
Net loan charge-offs as a percentage of average total loans (3)	1.17%	1.49	2.30	2.21	1.97
Allowance for loan losses as a percentage of total loans (5)	2.13	2.52	3.04	3.13	2.43
Allowance for credit losses as a percentage of total loans (5)	2.19	2.56	3.10	3.20	2.51

  Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan's effective interest rate over the remaining life of the loan recognize reductions in the allowance as interest income.
  The year ended December 31, 2012, includes $888 million resulting from the OCC guidance issued in third quarter 2012, which requires consumer loans discharged in bankruptcy to be placed on nonaccrual status and written down to net realizable collateral value, regardless of their delinquency status.
  For PCI loans, charge-offs are only recorded to the extent that losses exceed the purchase accounting estimates.
  Includes $693 million for the year ended December 31, 2010, related to the adoption of consolidation accounting guidance on January 1, 2010.
  The allowance for credit losses includes $117 million, $231 million, $298 million and $333 million at December 31, 2012, 2011, 2010 and 2009, respectively, related to PCI loans acquired from Wachovia. Loans acquired from Wachovia are included in total loans net of related purchase accounting net write-downs.

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category

	Year ended December 31,
			2012			2011
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of period	$6,358	13,310	19,668	8,169	15,294	23,463
Provision for credit losses	666	6,551	7,217	365	7,534	7,899
Interest income on certain impaired loans	(95)	(220)	(315)	(161)	(171)	(332)

Loan charge-offs	(2,014)	(8,959)	(10,973)	(2,796)	(10,819)	(13,615)
Loan recoveries	799	1,140	1,939	777	1,539	2,316
Net loan charge-offs	(1,215)	(7,819)	(9,034)	(2,019)	(9,280)	(11,299)
Allowance related to business combinations/other	-	(59)	(59)	4	(67)	(63)
Balance, end of period	$5,714	11,763	17,477	6,358	13,310	19,668

Loans and Allowance for Credit Losses, by Impairment Methodology

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total

December 31, 2012

Collectively evaluated (1)	$3,951	7,524	11,475	349,035	389,559	738,594
Individually evaluated (2)	1,675	4,210	5,885	8,186	21,826	30,012
PCI (3)	88	29	117	3,977	26,991	30,968
Total	$5,714	11,763	17,477	361,198	438,376	799,574

December 31, 2011

Collectively evaluated (1)	$4,060	8,699	12,759	328,117	376,785	704,902
Individually evaluated (2)	2,133	4,545	6,678	10,566	17,444	28,010
PCI (3)	165	66	231	6,767	29,952	36,719
Total	$6,358	13,310	19,668	345,450	424,181	769,631

  Represents loans collectively evaluated for impairment in accordance with Accounting Standards Codification (ASC) 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for non-impaired loans.
  Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.
  Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 03-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Loans by Credit Quality Indicator

	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

December 31, 2012

By risk category:
Pass	$169,293	87,183	12,224	11,787	35,380	315,867
Criticized	18,207	17,187	3,803	637	1,520	41,354
Total commercial loans (excluding PCI)	187,500	104,370	16,027	12,424	36,900	357,221
Total commercial PCI loans (carrying value)	259	1,970	877	-	871	3,977
Total commercial loans	$187,759	106,340	16,904	12,424	37,771	361,198

December 31, 2011

By risk category:
Pass	$144,980	80,215	10,865	12,455	36,567	285,082
Criticized	21,837	22,490	6,772	662	1,840	53,601
Total commercial loans (excluding PCI)	166,817	102,705	17,637	13,117	38,407	338,683
Total commercial PCI loans (carrying value)	399	3,270	1,745	-	1,353	6,767
Total commercial loans	$167,216	105,975	19,382	13,117	39,760	345,450

Loans by Delinquency Status, Commercial

	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

December 31, 2012

By delinquency status:
Current-29 DPD and still accruing	$185,614	100,317	14,861	12,344	36,837	349,973
30-89 DPD and still accruing	417	503	136	53	12	1,121
90+ DPD and still accruing	47	228	27	-	1	303
Nonaccrual loans	1,422	3,322	1,003	27	50	5,824
Total commercial loans (excluding PCI)	187,500	104,370	16,027	12,424	36,900	357,221
Total commercial PCI loans (carrying value)	259	1,970	877	-	871	3,977
Total commercial loans	$187,759	106,340	16,904	12,424	37,771	361,198

December 31, 2011

By delinquency status:
Current-29 DPD and still accruing	$163,583	97,410	15,471	12,934	38,122	327,520
30-89 DPD and still accruing	939	954	187	130	232	2,442
90+ DPD and still accruing	153	256	89	-	6	504
Nonaccrual loans	2,142	4,085	1,890	53	47	8,217
Total commercial loans (excluding PCI)	166,817	102,705	17,637	13,117	38,407	338,683
Total commercial PCI loans (carrying value)	399	3,270	1,745	-	1,353	6,767
Total commercial loans	$167,216	105,975	19,382	13,117	39,760	345,450

Loans by Delinquency Status, Consumer

	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

December 31, 2012

By delinquency status:
Current-29 DPD	$179,870	73,256	23,976	74,519	351,621
30-59 DPD	3,295	577	211	966	5,049
60-89 DPD	1,528	339	143	272	2,282
90-119 DPD	853	265	122	130	1,370
120-179 DPD	1,141	358	187	33	1,719
180+ DPD	6,655	518	1	5	7,179
Government insured/guaranteed loans (1)	29,719	-	-	12,446	42,165
Total consumer loans (excluding PCI)	223,061	75,313	24,640	88,371	411,385
Total consumer PCI loans (carrying value)	26,839	152	-	-	26,991
Total consumer loans	$249,900	75,465	24,640	88,371	438,376

December 31, 2011

By delinquency status:
Current-29 DPD	$156,985	83,033	22,125	69,712	331,855
30-59 DPD	4,075	786	211	963	6,035
60-89 DPD	2,012	501	154	275	2,942
90-119 DPD	1,152	382	135	127	1,796
120-179 DPD	1,704	537	211	33	2,485
180+ DPD	6,665	546	-	4	7,215
Government insured/guaranteed loans (1)	26,555	-	-	15,346	41,901
Total consumer loans (excluding PCI)	199,148	85,785	22,836	86,460	394,229
Total consumer PCI loans (carrying value)	29,746	206	-	-	29,952
Total consumer loans	$228,894	85,991	22,836	86,460	424,181

  Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the Federal Family Education Loan Program (FFELP). Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $20.2 billion at December 31, 2012, compared with $18.5 billion at December 31, 2011. Student loans 90+ DPD totaled $1.1 billion at December 31, 2012, compared with $1.3 billion at December 31, 2011.

Loans by FICO Score, Consumer

	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

December 31, 2012

By updated FICO:
< 600	$17,662	6,122	2,314	9,091	35,189
600-639	10,208	3,660	1,961	6,403	22,232
640-679	15,764	6,574	3,772	10,153	36,263
680-719	24,725	11,361	4,990	11,640	52,716
720-759	31,502	15,992	5,114	10,729	63,337
760-799	63,946	21,874	4,109	12,371	102,300
800+	26,044	8,526	2,223	6,355	43,148
No FICO available	3,491	1,204	157	3,780	8,632
FICO not required	-	-	-	5,403	5,403
Government insured/guaranteed loans (1)	29,719	-	-	12,446	42,165
Total consumer loans (excluding PCI)	223,061	75,313	24,640	88,371	411,385
Total consumer PCI loans (carrying value)	26,839	152	-	-	26,991
Total consumer loans	$249,900	75,465	24,640	88,371	438,376

December 31, 2011

By updated FICO:
< 600	$21,604	7,428	2,323	8,921	40,276
600-639	10,978	4,086	1,787	6,222	23,073
640-679	15,563	7,187	3,383	9,350	35,483
680-719	23,622	12,497	4,697	10,465	51,281
720-759	27,417	17,574	4,760	9,936	59,687
760-799	47,337	24,979	3,517	11,163	86,996
800+	21,381	10,247	1,969	5,674	39,271
No FICO available	4,691	1,787	400	4,393	11,271
FICO not required	-	-	-	4,990	4,990
Government insured/guaranteed loans (1)	26,555	-	-	15,346	41,901
Total consumer loans (excluding PCI)	199,148	85,785	22,836	86,460	394,229
Total consumer PCI loans (carrying value)	29,746	206	-	-	29,952
Total consumer loans	$228,894	85,991	22,836	86,460	424,181

  Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under FFELP.

Loans by Loan to Value Ratio, Consumer

	December 31, 2012			December 31, 2011
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
	mortgage	mortgage		mortgage	mortgage
(in millions)	by LTV	by CLTV	Total	by LTV	by CLTV	Total
By LTV/CLTV:
0-60%	$56,247	12,170	68,417	46,476	12,694	59,170
60.01-80%	69,759	15,168	84,927	46,831	15,722	62,553
80.01-100%	34,830	18,038	52,868	36,764	20,290	57,054
100.01-120% (1)	17,004	13,576	30,580	21,116	15,829	36,945
> 120% (1)	13,529	14,610	28,139	18,608	18,626	37,234
No LTV/CLTV available	1,973	1,751	3,724	2,798	2,624	5,422
Government insured/guaranteed loans (2)	29,719	-	29,719	26,555	-	26,555
Total consumer loans (excluding PCI)	223,061	75,313	298,374	199,148	85,785	284,933
Total consumer PCI loans (carrying value)	26,839	152	26,991	29,746	206	29,952
Total consumer loans	$249,900	75,465	325,365	228,894	85,991	314,885

  Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.
  Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Nonaccrual Loans

	December 31,
(in millions)	2012	2011
Commercial:
Commercial and industrial	$1,422	2,142
Real estate mortgage	3,322	4,085
Real estate construction	1,003	1,890
Lease financing	27	53
Foreign	50	47
Total commercial (1)	5,824	8,217
Consumer:
Real estate 1-4 family first mortgage (2)	11,455	10,913
Real estate 1-4 family junior lien mortgage (3)	2,922	1,975
Other revolving credit and installment	285	199
Total consumer (4)	14,662	13,087
Total nonaccrual loans
(excluding PCI)	$20,486	21,304

  Includes LHFS of $16 million and $25 million at December 31, 2012 and 2011, respectively.
  Includes MHFS of $336 million and $301 million at December 31, 2012 and 2011, respectively.
  Includes $960 million at December 31, 2012, resulting from the Interagency Guidance issued in 2012, which requires performing junior liens to be classified as nonaccrual if the related first mortgage is nonaccruing.
  Includes $1.8 billion at December 31, 2012, consisting of $1.4 billion of first mortgages, $205 million of junior liens and $140 million of auto and other loans, resulting from the OCC guidance issued in third quarter 2012, which requires performing consumer loans discharged in bankruptcy to be placed on nonaccrual status and written down to net realizable collateral value, regardless of their delinquency status.

90 days Past Due and Still Accruing Loans

	December 31,
(in millions)	2012	2011
Loan 90 days or more past due and still accruing:
Total (excluding PCI):	$23,245	22,569
Less: FHA insured/guaranteed by the VA (1)(2)	20,745	19,240
Less: Student loans guaranteed
under the FFELP (3)	1,065	1,281
Total, not government
insured/guaranteed	$1,435	2,048

By segment and class, not government
insured/guaranteed:
Commercial:
Commercial and industrial	$47	153
Real estate mortgage	228	256
Real estate construction	27	89
Foreign	1	6
Total commercial	303	504
Consumer:
Real estate 1-4 family first mortgage (2)	564	781
Real estate 1-4 family junior lien mortgage (2)(4)	133	279
Credit card	310	346
Other revolving credit and installment	125	138
Total consumer	1,132	1,544
Total, not government
insured/guaranteed	$1,435	2,048

  Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.
  Includes mortgage loans held for sale 90 days or more past due and still accruing.
  Represents loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the FFELP.
  The balance at December 31, 2012, includes the impact from the transfer of certain 1-4 family junior lien mortgages to nonaccrual loans in accordance with the Interagency Guidance issued on January 31, 2012.

Impaired Loans

		Recorded investment
			Impaired loans
	Unpaid		with related	Related
	principal	Impaired	allowance for	allowance for
(in millions)	balance	loans	credit losses	credit losses

December 31, 2012

Commercial:
Commercial and industrial	$3,331	2,086	2,086	353
Real estate mortgage	5,766	4,673	4,537	1,025
Real estate construction	1,975	1,345	1,345	276
Lease financing	54	39	39	11
Foreign	109	43	43	9
Total commercial (1)	11,235	8,186	8,050	1,674
Consumer:
Real estate 1-4 family first mortgage	21,293	18,472	15,224	3,074
Real estate 1-4 family junior lien mortgage	2,855	2,483	2,070	859
Credit card	531	531	531	244
Other revolving credit and installment	341	340	340	33
Total consumer	25,020	21,826	18,165	4,210
Total impaired loans (excluding PCI)	$36,255	30,012	26,215	5,884

December 31, 2011

Commercial:
Commercial and industrial	$7,191	3,072	3,018	501
Real estate mortgage	7,490	5,114	4,637	1,133
Real estate construction	4,733	2,281	2,281	470
Lease financing	127	68	68	21
Foreign	185	31	31	8
Total commercial (1)	19,726	10,566	10,035	2,133
Consumer:
Real estate 1-4 family first mortgage	16,494	14,486	13,909	3,380
Real estate 1-4 family junior lien mortgage	2,232	2,079	2,079	784
Credit card	593	593	593	339
Other revolving credit and installment	287	286	274	42
Total consumer	19,606	17,444	16,855	4,545
Total impaired loans (excluding PCI)	$39,332	28,010	26,890	6,678

  The unpaid principal balance for commercial loans at December 31, 2011, includes $2.5 billion of commercial and industrial, $1.1 billion of real estate mortgage, $1.8 billion of real estate construction and $157 million of lease financing and foreign loans that have been fully charged off and therefore have no recorded investment. The unpaid principal balance for loans with no recorded investment has been excluded from the amounts disclosed at December 31, 2012.

Impaired Loans, Average Recorded Investment and Interest Income

					Year ended December 31,
		2012		2011		2010
	Average	Recognized	Average	Recognized	Average	Recognized
	recorded	interest	recorded	interest	recorded	interest
(in millions)	investment	income	investment	income	investment	income
Commercial:
Commercial and industrial	$2,281	111	3,282	105	4,098	64
Real estate mortgage	4,821	119	5,308	80	4,598	41
Real estate construction	1,818	61	2,481	70	3,203	28
Lease financing	57	1	80	-	166	-
Foreign	36	1	29	-	47	-
Total commercial	9,013	293	11,180	255	12,112	133
Consumer:
Real estate 1-4 family first mortgage	15,750	803	13,592	700	9,221	494
Real estate 1-4 family
junior lien mortgage	2,193	80	1,962	76	1,443	55
Credit card	572	63	594	21	360	13
Other revolving credit and installment	324	44	270	27	132	3
Total consumer	18,839	990	16,418	824	11,156	565
Total impaired loans (excluding PCI)	$27,852	1,283	$27,598	1,079	$23,268	698

	Year ended December 31,
(in millions)	2012	2011	2010
Average recorded investment in impaired loans	$27,852	27,598	23,268
Interest income:
Cash basis of accounting	$316	180	250
Other (1)	967	899	448
Total interest income	$1,283	1,079	698

  Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans. See footnote 1 to the table of changes in the allowance for credit losses.

Troubled Debt Restructurings, Modification by Type

		Primary modification type (1)				Financial effects of modifications
							Weighted	Recorded
				Other			average	investment
			Interest	interest			interest	related to
			rate	rate		Charge-	rate	interest rate
(in millions)		Principal (2)	reduction	concessions (3)	Total	offs (4)	reduction	reduction (5)

Year ended December 31, 2012
Commercial:
	Commercial and industrial	$11	35	1,370	1,416	40	1.60%	$38
	Real estate mortgage	47	219	1,907	2,173	12	1.57	226
	Real estate construction	12	19	531	562	10	1.69	19
	Lease financing	-	-	4	4	-	-	-
	Foreign	-	-	19	19	-	-	-
	Total commercial	70	273	3,831	4,174	62	1.58	283
Consumer:
	Real estate 1-4 family first mortgage	1,371	1,302	5,822	8,495	547	3.00	2,379
	Real estate 1-4 family junior lien mortgage	79	244	756	1,079	512	3.70	313
	Credit card	-	241	-	241	-	10.85	241
	Other revolving credit and installment	5	55	287	347	55	6.82	58
	Trial modifications (6)	-	-	666	666	-	-	-
	Total consumer	1,455	1,842	7,531	10,828	1,114	3.78	2,991
	Total	$1,525	2,115	11,362	15,002	1,176	3.59%	$3,274

Year ended December 31, 2011
Commercial:
	Commercial and industrial	$166	64	2,412	2,642	84	3.13%	$69
	Real estate mortgage	113	146	1,894	2,153	24	1.46	160
	Real estate construction	29	114	421	564	26	0.81	125
	Lease financing	-	-	57	57	-	-	-
	Foreign	-	-	22	22	-	-	-
	Total commercial	308	324	4,806	5,438	134	1.55	354
Consumer:
	Real estate 1-4 family first mortgage	1,629	1,908	934	4,471	293	3.27	3,322
	Real estate 1-4 family junior lien mortgage	98	559	197	854	28	4.34	654
	Credit card	-	336	-	336	2	10.77	260
	Other revolving credit and installment	74	119	7	200	24	6.36	181
	Trial modifications (6)	-	-	651	651	-	-	-
	Total consumer	1,801	2,922	1,789	6,512	347	4.00	4,417
	Total	$2,109	3,246	6,595	11,950	481	3.82%	$4,771

(1)	Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs with multiple types of concessions are presented only once in the table in the first category type based on the order presented.
(2)	Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.
(3)	Other interest rate concessions include loans modified to an interest rate that is not commensurate with the credit risk, even though the rate may have been increased. These modifications would include renewals, term extensions and other interest adjustments, but exclude modifications that also forgive principal and/or reduce the interest rate. Year ended December 31, 2012, includes $5.2 billion of consumer loans, consisting of $4.5 billion of first mortgages, $506 million of junior liens and $140 million of auto and other loans, resulting from the OCC guidance issued in third quarter 2012, which requires consumer loans discharged in bankruptcy to be classified as TDRs, as well as written down to net realizable collateral value.
(4)	Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification. Modifications resulted in legally forgiving principal (actual, contingent or deferred) of $495 million and $577 million for years ended December 31, 2012 and 2011, respectively. Year ended December 31, 2012, includes $888 million in charge-offs on consumer loans resulting from the OCC guidance discussed above.
(5)	Reflects the effect of reduced interest rates to loans with principal or interest rate reduction primary modification type.
(6)	Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of any trial modifications that successfully complete the program requirements. Such successful modifications are included as an addition to the appropriate loan category in the period they successfully complete the program requirements.

Troubled Debt Restructuring, Current Defaults

	Recorded
	investment of defaults
	Year ended December 31,
(in millions)	2012	2011
Commercial:
Commercial and industrial	$379	216
Real estate mortgage	579	331
Real estate construction	261	69
Lease financing	1	1
Foreign	-	1
Total commercial	1,220	618
Consumer:
Real estate 1-4 family first mortgage	567	1,110
Real estate 1-4 family junior lien mortgage	55	137
Credit card	94	156
Other revolving credit and installment	56	113
Total consumer	772	1,516
Total	$1,992	2,134

Purchased Credit Impaired Loans, Loans Outstanding

	December 31,
(in millions)	2012	2011	2010	2009	2008
Commercial:
Commercial and industrial	$259	399	718	1,911	4,580
Real estate mortgage	1,970	3,270	2,855	4,137	5,803
Real estate construction	877	1,745	2,949	5,207	6,462
Foreign	871	1,353	1,413	1,733	1,859
Total commercial	3,977	6,767	7,935	12,988	18,704
Consumer:
Real estate 1-4 family first mortgage	26,839	29,746	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage	152	206	250	331	728
Other revolving credit and installment	-	-	-	-	151
Total consumer	26,991	29,952	33,495	38,717	40,093
Total PCI loans (carrying value)	$30,968	36,719	41,430	51,705	58,797
Total PCI loans (unpaid principal balance)	$45,174	55,312	64,331	83,615	98,182

Purchased Credit Impaired Loans, Accretable Yield

	Year ended December 31,
(in millions)	2012	2011	2010	2009
Total, beginning of year	$15,961	16,714	14,559	10,447
Addition of accretable yield due to acquisitions	3	128	-	-
Accretion into interest income (1)	(2,152)	(2,206)	(2,392)	(2,601)
Accretion into noninterest income due to sales (2)	(5)	(189)	(43)	(5)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	1,141	373	3,399	441
Changes in expected cash flows that do not affect nonaccretable difference (3)	3,600	1,141	1,191	6,277
Total, end of year	$18,548	15,961	16,714	14,559

  Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.
  Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.
  Represents changes in cash flows expected to be collected due to the impact of modifications, changes in prepayment assumptions and changes in interest rates on variable rate PCI loans

Purchased Credit Impaired Loans, Allowance for Credit Losses

			Other
(in millions)	Commercial	Pick-a-Pay	consumer	Total
Balance, December 31, 2008	$-	-	-	-
Provision for losses due to credit deterioration	850	-	3	853
Charge-offs	(520)	-	-	(520)
Balance, December 31, 2009	330	-	3	333
Provision for losses due to credit deterioration	712	-	59	771
Charge-offs	(776)	-	(30)	(806)
Balance, December 31, 2010	266	-	32	298
Provision for losses due to credit deterioration	106	-	54	160
Charge-offs	(207)	-	(20)	(227)
Balance, December 31, 2011	165	-	66	231
Provision for losses due to credit deterioration	25	-	7	32
Charge-offs	(102)	-	(44)	(146)
Balance, December 31, 2012	$88	-	29	117

Purchased Credit Impaired Loans by Credit Quality Indicator

	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

December 31, 2012

By risk category:
Pass	$95	341	207	255	898
Criticized	164	1,629	670	616	3,079
Total commercial PCI loans	$259	1,970	877	871	3,977

December 31, 2011

By risk category:
Pass	$191	640	321	-	1,152
Criticized	208	2,630	1,424	1,353	5,615
Total commercial PCI loans	$399	3,270	1,745	1,353	6,767

Purchased Credit Impaired Loans by Delinquency Status, Commercial

	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

December 31, 2012

By delinquency status:
Current-29 DPD and still accruing	$235	1,804	699	704	3,442
30-89 DPD and still accruing	1	26	51	-	78
90+ DPD and still accruing	23	140	127	167	457
Total commercial PCI loans	$259	1,970	877	871	3,977

December 31, 2011

By delinquency status:
Current-29 DPD and still accruing	$359	2,867	1,206	1,178	5,610
30-89 DPD and still accruing	22	178	72	-	272
90+ DPD and still accruing	18	225	467	175	885
Total commercial PCI loans	$399	3,270	1,745	1,353	6,767

Purchased Credit Impaired Loans by Delinquency Status, Consumer

	December 31, 2012			December 31, 2011
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
(in millions)	mortgage	mortgage	Total	mortgage	mortgage	Total
By delinquency status:
Current-29 DPD	$22,304	198	22,502	25,693	268	25,961
30-59 DPD	2,587	11	2,598	3,272	20	3,292
60-89 DPD	1,361	7	1,368	1,433	9	1,442
90-119 DPD	650	6	656	791	8	799
120-179 DPD	804	7	811	1,169	10	1,179
180+ DPD	5,356	116	5,472	5,921	150	6,071
Total consumer PCI loans (adjusted unpaid principal balance)	$33,062	345	33,407	38,279	465	38,744
Total consumer PCI loans (carrying value)	$26,839	152	26,991	29,746	206	29,952

Purchased Credit Impaired Loans by FICO Score, Consumer

	December 31, 2012			December 31, 2011
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
(in millions)	mortgage	mortgage	Total	mortgage	mortgage	Total
By FICO:
< 600	$13,163	144	13,307	17,169	210	17,379
600-639	6,673	68	6,741	7,489	83	7,572
640-679	6,602	73	6,675	6,646	89	6,735
680-719	3,635	39	3,674	3,698	47	3,745
720-759	1,757	11	1,768	1,875	14	1,889
760-799	874	6	880	903	6	909
800+	202	1	203	215	2	217
No FICO available	156	3	159	284	14	298
Total consumer PCI loans (adjusted unpaid principal balance)	$33,062	345	33,407	38,279	465	38,744
Total consumer PCI loans (carrying value)	$26,839	152	26,991	29,746	206	29,952

Purchased Credit Impaired Loans by Loan to Value Ratio, Consumer

	December 31, 2012			December 31, 2011
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
	mortgage	mortgage		mortgage	mortgage
(in millions)	by LTV	by CLTV	Total	by LTV	by CLTV	Total
By LTV/CLTV:
0-60%	$1,374	21	1,395	1,243	25	1,268
60.01-80%	4,119	30	4,149	3,806	49	3,855
80.01-100%	9,576	61	9,637	9,341	63	9,404
100.01-120% (1)	8,084	93	8,177	9,471	79	9,550
> 120% (1)	9,889	138	10,027	14,318	246	14,564
No LTV/CLTV available	20	2	22	100	3	103
Total consumer PCI loans (adjusted unpaid principal balance)	$33,062	345	33,407	38,279	465	38,744
Total consumer PCI loans (carrying value)	$26,839	152	26,991	29,746	206	29,952

  Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.